36. Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial Instruments

36.1    Categories and determination of fair value of financial instruments

	Note	Level	12.31.2017		12.31.2016 - Restated		01.01.2016 - Restated
			Book value	Fair value	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	1,040,075	1,040,075	982,073	982,073	1,480,727	1,480,727
Bonds and securities (b)	6	1	-	-	3,385	3,385	2,565	2,565
Bonds and securities (b)	6	2	7,172	7,172	125,294	125,294	221,889	221,889
			1,047,247	1,047,247	1,110,752	1,110,752	1,705,181	1,705,181
Loans and receivables
Pledges and restricted deposits linked (a)		1	59,372	59,372	1,294	1,294	2,000	2,000
Trade accounts receivable (a)	7	1	2,994,322	2,994,322	2,488,141	2,488,141	3,107,889	3,107,889
CRC Transferred to the State Government of Paraná (d)	8	2	1,516,362	1,620,212	1,522,735	1,610,269	1,383,242	1,343,497
Sectorial financial assets (a)	9	1	343,218	343,218	-	-	1,045,662	1,045,662
Accounts receivable related to the concession (e)	10	1	3,219,437	3,219,437	2,612,418	2,612,418	943,473	943,473
Accounts receivable related to the concession - bonus from the grant (f)	10	2	606,479	694,463	586,706	673,545	-	-
State of Paraná - Government Programs (a)	15.1	1	130,417	130,417	155,141	155,141	187,048	187,048
Mutual - related parties	15.2	1	38,169	38,169	28,968	28,968	-	-
Collaterals and escrow accounts STN (c)	23.1	2	75,665	57,188	73,074	47,166	86,137	51,414
			8,983,441	9,156,798	7,468,477	7,616,942	6,755,451	6,680,983
Available for sale
Bonds and securities (b)	6	1	687	687	1,567	1,567	2,728	2,728
Bonds and securities (b)	6	2	211,804	211,804	201,499	201,499	158,449	158,449
Accounts receivable related to the concession (g)	10	3	684,206	684,206	614,806	614,806	424,140	424,140
Accounts receivable related to the concession compensation (h)	11	3	68,859	68,859	67,401	67,401	219,556	219,556
Other temporary investments (i)	16	1	8,958	8,958	408,297	408,297	17,626	17,626
Other temporary investments (i)	16	2	9,769	9,769	-	-	-	-
			984,283	984,283	1,293,570	1,293,570	822,499	822,499
Total financial assets			11,014,971	11,188,328	9,872,799	10,021,264	9,283,131	9,208,663
Financial liabilities
Other financial liabilities
Sectorial financial liabilities (a)	9	1	283,519	283,519	278,992	278,992	-	-
Ordinary financing of taxes with the federal tax authorities (c)	13.3	2	148,845	142,702	198,527	183,573	193,739	171,119
Special Tax Regularization Program - Pert (c)	13.3	2	533,671	431,036	-	-	-	-
Suppliers (a)	22	1	1,727,046	1,727,046	1,292,350	1,292,350	1,619,049	1,619,049
Loans and financing (c)	23	2	3,759,505	3,569,856	4,046,293	3,677,926	4,077,060	3,539,257
Debentures (j)	24	1	6,070,978	6,070,978	4,790,809	4,790,809	3,683,928	3,683,928
Payable related to concession (k)	28	3	554,954	645,904	565,542	640,839	535,665	651,403
Total financial liabilities			13,078,518	12,871,041	11,172,513	10,864,489	10,109,441	9,664,756
Different levels are defined as follow s:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Determining fair values

a)	Equivalent to their respective carrying values due to their nature and terms of realization.
b)	Calculated according to information made available by the financial agents and to the market values of the bonds issued by the Brazilian government.
c)	Calculated based on the cost of the last issue by the Company, 126.0% of the CDI for discount of the expected payment flows.
d)	The Company based its calculation on the comparison with a long-term and post-fixed National Treasury Bond (NTN-B) maturing on August 15, 2024, which yields approximately 4.47% p.y. plus the IPCA inflation index.
e)	Criteria and assumptions disclosed in note 4.3.9.
f)	Receivables related to the concession agreement for providing electricity generation services under quota arrangements at their fair value calculated by expected cash inflows discounted at the rate established in ANEEL auction notice 12/2015 (9.04%).
g)	Criteria and assumptions disclosed in Note 4.3.9 to the financial statements for the year ended December 31, 2017. The changes in 2017 are shown in Note 10.1.
h)	The fair values of generation assets approximate their book values, according to Note 4.3.10.
i)	Calculated according to the price quotations published in an active market, for assets classified as level 1, and determined in view of the comparative assessment model for assets classified as level 2.
j)	Calculated from the Unit Price quotation (PU) for December 29, 2017, obtained from the Brazilian Association of Financial and Capital Markets (Anbima), net of financial cost to amortize.
k)	Real net discount rate of 8.11% p.a., in line with the Company's estimated rate for long-term projects.

36.2    Financial risk management

The Company's business activities are exposed to the following risks arising from financial instruments:

36.2.1     Credit risk

Credit risk is the risk of the Company incurring losses due to a customer or financial instrument counterpart, resulting from failure in complying with contract obligations.

Exposure to credit risk	12.31.2017	12.31.2016 Restated	01.01.2016 Restated

Cash and cash equivalents (a)	1,040,075	982,073	1,480,727
Bonds and securities (a)	219,663	331,745	385,631
Pledges and restricted deposits linked (a)	135,037	74,368	88,137
Trade accounts receivable (b)	2,994,322	2,488,141	3,107,889
CRC Transferred to the State Government of Paraná (c)	1,516,362	1,522,735	1,383,242
Sectorial financial assets (d)	343,218	-	1,045,662
Accounts receivable related to the concession (e)	3,903,643	3,227,224	1,367,613
Accounts receivable related to the concession - Bonus from the grant (f)	606,479	586,706	-
Accounts receivable related to the concession compensation (g)	68,859	67,401	219,556
State of Paraná - Government Programs (h)	130,417	155,141	187,048
Mutual - related parties	38,169	28,968	-
Other temporary investments (i)	18,727	408,297	17,626
	11,014,971	9,872,799	9,283,131

a)	The Company’s Management manages the credit risk of its assets in accordance with the Group's policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.
b)	The risk arises from the possibility that the Company might incur in losses resulting from difficulties to receive its billings to customers. This risk is closely related to internal and external factors of Copel. To mitigate this type of risk the Company manages its accounts receivable, detecting customer groups that pose the greatest risk of default, cutting off energy supplies and implementing specific collection policies.
c)	Management believes this credit risk is low because repayments are secured by funds from dividends.
d)	Management believes this risk is very low because these contracts assure an unconditional right to be paid in cash by the concession Granting Authority at the end of the concession period for any infrastructure investments not recovered through tariffs.
e)

Management believes this risk is very low because these contracts assure an unconditional right to be paid in cash by the concession Granting Authority at the end of the concession period for any infrastructure investments not recovered through tariffs by the end of the period, specifically for the transmission business, since RAP is guaranteed revenue that does not involve demand risk.

For investments made in infrastructure and that were not recovered through tariff until the end of the concession, the agreements assure the right to receive cash until the end of the concession to be paid by the Granting Authority.

For the amount relating to RBSE assets existing on May 31, 2000, ANEEL published Normative Resolution 589/2013, which defines criteria for calculating the New Replacement Value (VNR). Given that on April 20, 2016, through MME Ordinance 120, the Granting Authority defined the means and period for receiving this asset regulated by. ANEEL Normative Resolution 762/2017, Management considers the risk of this credit to be low, even considering the injunctions that temporarily reduced the RAP receivable, regarding the cost of equity determined in RSBE’s assets from January 2013 to June 2017, as described in Note 10.4.

f)	Management considers the risk of this credit to be very low, as the contract for the sale of energy by quota guarantees the receipt of an Annual Generation Revenue - RAG guaranteed which includes the annual amortization of this amount during the concession term.
g)	For the generation concession assets, ANEEL published Normative Resolution 596/2013, which defines criteria for calculating the New Replacement Value (VNR), for indemnity purposes. Although the Granting Authority has not yet disclosed the means of remunerating these assets and there are uncertainties as to approval or ratification of investments made in this respect, Management believes that compensation for these assets indicates the recoverability of the recorded balance.

h) Management believes this credit risk is very low because these are specific programs together with the State Government to highlight the Luz Fraterna program (Note 37.a).

i)  The risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market.

36.2.2 Liquidity risk

The Company's liquidity risk consists of the possibility of insufficient funds, cash or other financial asset to settle obligations on scheduled dates.

The Company manages liquidity risk relying on a set of methodologies, procedures and instruments applied for a permanent control over financial processes to ensure a proper management of risks.

Investments are financed by incurring medium and long-term debt with financial institutions and capital markets.

Short, medium and long-term business projections are made and submitted to management bodies for evaluation. The budget for the next fiscal year is annually approved.

Medium and long-term business projections cover monthly periods over the next five years. Short-term projections consider daily periods covering only the next 90 days.

The Company permanently monitors the volume of funds to be settled by controlling cash flows to reduce funding costs, the risk involved in the renewal of loan agreements and compliance with the financial investment policy, while at the same time keeping minimum cash levels.

The following table shows the expected undiscounted settlement amounts in each time range. Projections were based on financial indicators linked to the related financial instruments and forecast according to average market expectations as disclosed on the Central Bank of Brazil's Focus Report, which provides the average expectations of market analysts for these indicators for the current year and the following year. From 2021, 2020 indicators are repeated through the forecast period.

	Interest (a)	Less than	1 to 3	3 months		Over	Total
		1 month	months	to 1 year	1 to 5 years	5 years	liabilities
12.31.2017
Loans and financing	Note 23	67,457	150,634	775,871	2,429,424	1,340,528	4,763,914
Debentures	Note 24	16,985	22,149	1,923,880	5,160,164	453,807	7,576,985
Payable related to concession	Rate of return +
use of public property	IGP-M and IPCA	5,429	10,859	49,777	293,984	1,455,541	1,815,590
Suppliers	-	1,305,653	174,478	143,558	103,357	-	1,727,046
Ordinary financing of taxes
with the federal tax authorities	Selic	5,535	11,141	51,261	89,860	-	157,797
Pert	Selic	3,693	7,445	34,469	214,111	509,027	768,745
Sectorial financial liabilities	Selic	16,159	32,583	151,095	100,805	-	300,642
		1,420,911	409,289	3,129,911	8,391,705	3,758,903	17,110,719
12.31.2016
Loans and financing	Note 23	90,265	164,214	1,588,764	1,873,952	1,556,703	5,273,898
Debentures	Note 24	8,725	19,929	1,545,694	4,147,064	583,869	6,305,281
Payable related to concession	Rate of return +
use of public property	IGP-M and IPCA	5,494	10,988	50,331	300,343	1,850,518	2,217,674
Suppliers	-	1,106,430	21,619	124,060	40,239	2	1,292,350
Ordinary financing of taxes
with the federal tax authorities	Selic	5,133	10,392	48,578	161,534	-	225,637
Sectorial financial liabilities	Selic	13,071	26,537	125,315	144,590	-	309,513
		1,229,118	253,679	3,482,742	6,667,722	3,991,092	15,624,353
(a) Effective interest rate - weighted average.

As at December 31, 2017, Copel recorded a negative net working capital of R$408,080 (R$1,418,795 as at December 31, 2016). The Company's Management has been monitoring the liquidity and taking actions to balance the short-term financial capacity, preserving the Company's investment programs, as well as seeking debt extension, as described in Note 36.3.

As disclosed in Notes 23.5 and 24.3, the Company has loans and financing agreements and debentures with covenants that if breached may have their payment accelerated.

36.2.3     Market risk

Market risk it is the risk that fair value or the future cash flows of a financial instrument shall oscillate due to changes in market prices, such as currency rates, interest rates and stock price. The purpose of managing this risk is to control exposures within acceptable limits, while optimizing return.

a)    Foreign currency risk (US Dollar)

This risk comprises the possibility of losses due to fluctuations in exchange rates, which may reduce assets or increase liabilities denominated in foreign currencies.

The Company’s foreign currency indebtedness is not significant and it is not exposed to foreign exchange derivatives. The Company monitors all relevant exchange rates.

The effect of the exchange rate variation resulting from the power purchase agreement with Eletrobras (Itaipu) is passed on to customers in Copel DIS's next tariff adjustment.

The exchange rate risk posed by the purchase of gas arises from the possibility of Compagas reporting losses on the fluctuations in exchange rates, increasing the amount in Reais of the accounts payable related to the gas acquired from Petrobras. This risk is mitigated by the monitoring and transfer of the price fluctuation through tariff, when possible. Compagas monitors these fluctuations on an ongoing basis.

Sensitivity analysis of foreign currency risk

The Company has developed a sensitivity analysis in order to measure the impact of the devaluation of the U.S. dollar on its loans and financing subject to exchange risk.

The baseline takes into account the existing balances in each account as of December 31, 2017 and the probable scenario assumes a variation in the exchange rate - end of period (R$/US$3.30) based on the median market expectation for 2018 reported in the Central Bank’s Focus report of February 2, 2018. For the scenarios 1 and 2, deteriorations of 25% and 50%, respectively, were considered for the main risk factor for the financial instrument compared to the rate used in the probable scenario.

.		Baseline	Projected scenarios - Dec.2018
Foreign exchange risk	Risk	12.31.2017	Probable	Scenario 1	Scenario 2
.
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	75,665	(183)	(19,053)	(37,924)
.		75,665	(183)	(19,053)	(37,924)
Financial liabilities
Loans and financing - STN	USD appreciation	(89,270)	216	(22,048)	(44,311)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(215,761)	522	(53,288)	(107,098)
Acquisition of gas	USD appreciation	(27,001)	65	(6,669)	(13,403)
		(332,032)	803	(82,005)	(164,812)

In addition to the sensitivity analysis required by CVM Resolution No. 475/2008, the Company evaluates its financial instruments considering the possible effects on profit and loss and equity of the risks evaluated by Company management on the reporting date for the financial instruments, as recommended by IFRS 7 - Financial Instruments. Disclosure. Based on the equity position and the notional value of the financial instruments held as of December 31, 2017, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.

b)    Interest rate and monetary variation risk

This risk comprises the possibility of losses due to fluctuations in interest rates or other indicators, which may reduce financial income or financial expenses or increase the financial expenses related to the assets and liabilities raised in the market.

The Company has not engaged in transactions with derivatives to cover this risk, but it has continually monitored interest rates and market indicators, in order to assess the potential need for such transactions.

Sensitivity analysis of interest rate and monetary variation risk

The Company has developed a sensitivity analysis in order to measure the impact of variable interest rates and monetary variations on its financial assets and liabilities subject to these risks.

The baseline scenario takes into account the existing balances in each account as of December 31, 2017 while the ‘probable’ scenario assumes balances reflecting varying indicators as follows: CDI/Selic - 6.75%, IPCA - 3.94%, IGP DI - 4.50%, IGP-M - 4.56% and TJLP - 6.75%, estimated as market average projections for 2018 according to the Focus Report issued by the Central Bank of Brazil as of February 2, 2018, except TJLP that considers the rate set by the National Monetary Council for the first quarter of 2018.

For the scenarios 1 and 2, deteriorations of 25% and 50%, respectively, were considered for the main risk factor for the financial instrument compared to the rate used in the probable scenario.

	Risk	Baseline 12.31.2017	Projected scenarios - Dec.2018
Interest rate risk and monetary variation			Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/SELIC	219,663	14,827	11,115	7,424
Collaterals and escrow accounts	Low CDI/SELIC	59,372	4,008	3,005	2,006
CRC transferred to the State Government of Paraná	Low IGP-DI	1,516,362	68,236	51,177	34,118
Sectorial financial assets	Low Selic	343,218	23,167	17,375	11,584
Accounts receivable related to the concession	Low IPCA	4,510,122	169,981	127,486	84,991
Accounts receivable related to the concession compensation	Undefined (a)	68,859	-	-	-
State of Paraná - Government Programs	No risk	130,417	-	-	-
Mutual - related parties	No risk	38,169	-	-	-
		6,886,182	280,219	210,158	140,123
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(1,165,123)	(78,646)	(98,307)	(117,969)
BNDES	High TJLP	(1,510,327)	(101,947)	(127,434)	(152,921)
Promissory notes	High CDI	(529,919)	(35,770)	(44,712)	(53,654)
Banco do Brasil - Distribution of Funds from BNDES	High TJLP	(118,373)	(7,990)	(9,988)	(11,985)
Caixa Econômica Federal	High TJLP	(498)	(34)	(42)	(50)
Other	No risk	(345,995)	-	-	-
Debentures	High CDI/SELIC	(5,358,247)	(361,682)	(452,102)	(542,523)
Debentures	High IPCA	(545,967)	(21,511)	(26,889)	(32,267)
Debentures	High TJLP	(166,764)	(11,257)	(14,071)	(16,885)
Suppliers - renegotiation of gas	High IGP-M	(73,076)	(3,332)	(4,165)	(4,998)
Sectorial financial liabilities	High Selic	(283,519)	(19,138)	(23,922)	(28,706)
Ordinary financing of taxes with the federal tax authorities	High Selic	(148,845)	(10,079)	(12,599)	(15,118)
Pert	High Selic	(533,671)	(35,991)	(44,989)	(53,986)
Payable related to concession	High IGP-M	(507,560)	(23,145)	(28,931)	(34,717)
Payable related to concession	High IPCA	(47,394)	(1,867)	(2,334)	(2,801)
.		(11,335,278)	(712,389)	(890,485)	(1,068,580)
(a) Risk assessment still requires ruling by the Granting Authority.

In addition to the sensitivity analysis required by CVM Resolution No. 475/2008, the Company evaluates its financial instruments considering the possible effects on profit and loss and equity of the risks evaluated by Company management on the reporting date for the financial instruments, as recommended by IFRS 7 - Financial Instruments. Based on the equity position and the notional value of the financial instruments held as of December 31, 2017, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.

36.2.4     Electricity shortage risk

Approximately 64% of installed capacity in the country currently comes from hydroelectric generation, as informed by the Generation Information Bank of ANEEL, which makes Brazil and the geographic region in which we operate subject to hydrological conditions that are unpredictable, due to non-cyclical deviations of mean precipitation. Unsatisfactory hydrological conditions may cause, among other things, the implementation of comprehensive programs of electricity savings, such as rationalization or even a mandatory reduction of consumption, which is the case of rationing.

From 2014, the reservoirs of the Southeast/Midwest, North and Northeast regions have been subject to adverse climate situations, leading agencies responsible for this industry to adopt water resources optimization measures to guarantee full compliance with load.

The economic crisis that the country is going through has had a significant impact on the consumption of electricity, practically stagnating its growth in the last 4 years, being decisive to avoid a greater difficulty in the full service of the market.

Regarding short-term risk, the Electric Power Industry Monitoring Committee - CMSE has been reporting a balance between energy supply and demand, and indices have been kept within safety margins. The same position is adopted by ONS regarding the risk of deficit in the medium term, as stated in the 2018-2022 Energy Operation Plan.

Although dam storage levels are not ideal, from the standpoint of regulatory agencies, when combined with other variables they are sufficient to keep the risk of deficit within the safety margin established by the National Energy Policy Council - CNPE (maximum risk of 5%) in all subsystems.

36.2.5     Risk of GSF impacts

The Energy Reallocation Mechanism (MRE) is a system of redistribution of electric power generated, characteristic of the Brazilian electric sector, which has its existence by the understanding, at the time, of the need for a centralized operation associated with a centrally calculated optimum price known as PLD. Since generators have no control over their production, each plant receives a certain amount of virtual energy which can be compromised through contracts. This value, which enables the registration of bilateral contracts, is known as Physical Guarantee - GF and is also calculated centrally. Unlike PLD, which is calculated on a weekly basis, GF, as required by Law, is recalculated every five years, with a limit of increase or decrease, restricted to 5% by revision or 10% in the concession period.

The contracts need to be backed. This is done, especially, through the allocation of power generated received from the MRE or purchase. The GSF is the ratio of the entire hydroelectric generation of the MRE participants to the GF sum of all the MRE plants. Basically, the GSF is used to calculate how much each plant will receive from generation to back up its GF. Thus, knowing the GSF of a given month the company will be able to know if it will need to back up its contracts through purchases.

Whenever GF multiplied by GF is less than the sum of contracts, the company will need to buy the difference in the spot market. However, whenever GSF multiplied by GF is greater than the total contracts, the company will receive the difference to the PLD.

The low inflows recorded since 2014 as well as problems with delays in the expansion of the transmission system have resulted in low GSF values, resulting in heavy losses for the companies holding MRE participating hydroelectric projects.

For plants with contracts in the Free Contracting Environment - ACL, the main way to manage the low GSF risk is not to compromise the entire GF with contracts, approach currently adopted by Copel.

For the contracts in the ACR, Law 13,203/2015, allowed the generators to contract insurance of the load, by means of payment of a risk premium. Copel adopted this approach to protect contracts related to energy produced by Mauá, Foz do Areia, Santa Clara, Fundão, Baixo Iguaçu and Cavernoso II Thermoelectric Plants.

For the distribution segment, the effects of the GSF are perceived in the costs of the contracts for availability, as well as in the costs associated with quota of Itaipu, of Angra and the plants whose concessions were renewed in accordance with Law 12,783/2013. This is a financial risk, however, since it guarantees the neutrality of energy purchase expenses through a tariff transfer.

36.2.6     Risk of non-renewal of concessions - generation and transmission

Currently, the extension of generation, transmission and distribution concessions covered by Articles 17, 19 and 22 of Law No. 9,074/1995 is governed by Law 12,783/2013. However, extension is permitted after express acceptance of conditions of that Law, such as: (i) distribution and transmission revenue determined according to criteria established by ANEEL; (ii) submission to service quality standards defined by ANEEL; (iii) change from price remuneration to tariff calculated by ANEEL for each plant; and (iv) allocation of plant energy and capacity physical guarantee shares to concessionaires and permission holders of distribution public utilities.

Concessions of hydroelectric power generation, electric power transmission and distribution may be extended at the discretion of the Concession Grantor, one single time, for a period of up to 30 years. However, for concessions of thermoelectric power generation, extension period is limited to 20 years. Decree 9,187 of November 1, 2017 regulates the extension of the thermoelectric power generation concessions set forth in Law 12,783.

Current regulation also defines that the concessionaire should request extension of concession of up to 60 months before the final contract date or after granting of concessions to hydroelectric power generation and electric power transmission and distribution plants, and of up to 24 months for thermoelectric plants.

It was also defined that, if the concessionaire opts to extend its concession, the Concession Grantor may advance effects of extension by up to 60 months counted as of contract or grant date, and may also define initial tariff or revenue.

On March 24, 2017 Copel GeT filed with ANEEL its intention to extend the granting of the Figueira Hydroelectric Plant generation concession, emphasizing, however, that it will sign the necessary contracts and / or amendments only after knowing and accepting the contractual terms and the rules that will govern any process related to the extension of the grant. For the other plants of Copel GeT with concessions ending within a term of ten years, the deadlines for the Company to inform about the extension or not of the generation concessions are shown below:

Plant	Deadline for manifestation
HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia)	09.17.2018
HPP Apucaraninha	10.12.2020
HPP Chaminé	08.16.2021
HPP Guaricana	08.16.2021

These five plants represent a Physical Guarantee of an average 620.69 MW.

The Company will make analyses in the future to decide on whether or not concessions should be extended in view of conditions imposed by the Concession Grantor, aiming at preserving its profitability levels.

In case extension is not brought forward, the Concession Grantor will open a tender bid process for concessions of the auction or competition type, for up to 30 years, considering, for tender bid judgment, the lowest tariff value and the highest offer to pay grant bonus.

Copel GeT does not have any transmission concession ending in the next ten years.

36.2.7     Risk of non-renewal of concessions - distribution of electricity

On December 9, 2015, pursuant to the term of Concession Agreement Amendment No. 46/1999 of Copel DIS, concession was extended, provided that quality and efficiency parameters for provision of distribution services are met, measured by indicators that consider duration and frequency of service interruptions (DECi and FECi) and efficiency in the Company’s economic and financial management.

The fifth amendment to the concession agreement imposes indexes of economic and financial efficiency and quality. Failure to comply with the indexes for two consecutive years or any limits at the end of the first five years will result in the termination of the concession (clause 18, sub clause 1), observing the agreement terms, specifically the right to full defense and reconsideration. Non-compliance with the global electricity supply quality indicators (DEC and FEC) for two consecutive years or three times in five years, depending on ANEEL’s regulation, may limit the payment of dividends or interest on capital (clause 2, sub clause 8), while the breach of the economic and financial sustainability indicators may require a capital contribution from the controlling shareholders (clause 13, sub clause 4). From the sixth year following the signing of the agreement, the breach of quality criteria for three consecutive years or of economic and financial management criteria for two consecutive years will result in the opening of an expiration process (clause 12, sub clause 14), causing the end of the concession.

The following table sets out the targets set for Copel DIS in the first five years of the renewal:

		Quality (Limit Established) (a)		Quality (Performed)
Year	Economic and Financial Management	DECi (b)	FECi (b)	DECi (c)	FECi (c)
2016		13.61	9.24	10.80	7.14
2017	EBITDA ≥ 0	12.54	8.74	10.41	6.79
2018	EBITDA (-) QRR ≥ 0 (d)	11.23	8.24	-	-
2019	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (d) (e)	10.12	7.74	-	-
2020	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (d) (e)	9.83	7.24	-	-
(a) According to Aneel’s Technical Note No. 0335/2015.
(b) DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
(c) The DECi and FECi indicators are calculated by ANEEL and the performed data were not officially released for the year 2017
(d) QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus the General Market Price Index (IGP-M) between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
(e) Selic: limited to 12.87% p.y.

36.2.8     Risk of non-extension of the gas distribution concession

As presented in Note 2.1.1, the expiration date of the gas distribution concession of the subsidiary Compagás is under discussion with the concession grantor.

In the event of non-extension of the concession, Compagás will be entitled to compensation for investments made in the last 10 years prior to the end of the concession at their depreciated replacement value, according to the contractual clause.

36.2.9     Risk of overcontracting and undercontracting of electricity

In the current regulatory model, the agreement for purchase of electric power by distributors is regulated by Law No. 10,484/2014 and Decree No. 5,163/2004, which determine that distributors must purchase the volume required to serve 100% of their market through auctions on the Regulated Contacting Environment - ACR.

The contracting of the total output available in the market is verified by observing the period comprising the calendar year, and the difference between the costs remunerated by the tariff and those actually incurred on the power purchase are fully passed on to captive consumers as long as the Distributor presents a contracting level between 100% and 105% of its market. However, if distributors determine contracting levels lower or higher than the regulatory limits, there is the assurance of neutrality if it is identified that such violation derives from extraordinary and unforeseen events that are not manageable by the buyer.

In the last years, the distribution segment has been exposed to a general overcontracting scenario, as most companies determined contracting levels higher than 105%. Considering that several factors that have contributed to this situation are extraordinary and unavoidable by the distributors, such as the involuntary allocation of physical guarantee quotas and the broad migration of consumers to the free market, the ANEEL and the MME implemented a series of measures aiming at the migration of overcontracting. Between the years 2015 and 2016, we highlight:

• Normative Resolution No. 700/2016, which regulated the recognition of involuntary overcontracting arising from the reallocation of assured power quota of plants renewed pursuant Law 12,783/2013;

• Normative Resolutions No. 693/2015 and 727/2016, which regulated the New Energy and Decrease Clearing Facility (“Mecanismo de Compensação de Sobras e Déficits - MCSD-EN”), for the contracts arising from new generation projects, which enabled the reallocation of energy between distributors and generators; and

• Normative Resolution No. 711/2016, which established criteria and conditions for bilateral agreements between distributors and generators, under the temporary, total or partial reduction in the contracted power, permanent reduction, however partial, and also the contractual restriction.

In 2017, there were changes in the regulation for sale of electric energy, established by Decree 5,163/2014. On August 22, 2017, Decree 9,143/2017 was published, which, among other measures, changes Decree 5,163/2014, recognizing: i) the involuntary contractual exposures arising from the migration of special consumers to the free market, provided that the evaluation of the maximum effort by distributors is considered by ANEEL; and ii) the contractual right to the reduction of existing power auctions, by the amounts related to the migration of special consumers to the free market. Eligible contracts are those arising from power auctions held after June 2016, pursuant to Normative Resolution No. 726/2016.

On November 30, 2017, ANEEL initiated Public Hearing 70/2017, aiming at obtaining support for the regulation of mechanism for sale of contractual surplus, by free market distributors, pursuant to Law 13,360/2016, specifically to free consumers, sellers, generators and self-producers. The discussions will continue in 2018, but there is already an expectation that the mechanism can be used as an important tool for managing contracting by distributors.

Copel DIS underwent an overcontracting scenario in 2017, which required mitigation measures. All tools available were used to manage the contracting, seeking to meet the requirement to put forth its maximum effort to adjust its contracting level to regulatory limits. In this context, the distributor:

a) returned fully, in monthly MCSD, the amounts of energy not contracted by potential free consumers and distributors;

b) established agreements with generators for contract reduction, entering into bilateral agreements in accordance with Normative Resolution No. 711/2016;

c) reported its surpluses, in Free Changes and New Energy MCSD, related to exceeding amounts of energy of physical guarantee quotas and not contracted by special consumers. There were three New Energy MCSD processes during 2017, where the participation of Copel DIS in these mechanisms was essential to mitigate part of the energy overcontracted during the period.

In accordance with current market data, Copel DIS projected to end 2017 with a contracting level of 105.8%. Nevertheless, if the involuntary overcontracting is not recognized, Copel DIS should receive a bonus arising from the sale of the amount that exceeds the regulatory limit higher than 105% of PLD, whose amounts, mainly in the second half of 2017, exceeded their average purchase price.

36.2.10  Gas shortage risk

This risk involves potential periods of shortage of natural gas supply to meet the Company’s gas distribution and thermal generation business requirements.

Long periods of gas shortage could result in losses due to lower revenues by subsidiaries Compagas and UEG Araucária.

The natural gas supply contract between Brazil and Bolivia is effective for twenty years, ending in 2019. In the event of non-renewal of this contract, currently centralized at Petrobras, the direct consumers or state distributors shall negotiate directly with Transportadora Brasileira Gasoduto Bolívia-Brasil (TBG).

On the other hand, the volume of natural gas produced in the pre-salt has increased. The Brazilian’s current net output is 67 million m³/day and with growing trend.

In addition to the gas from Bolivia and from the pre-salt, there is the alternative of importing the Liquified Natural Gas (LNG). Currently Petrobras has tree regasification stations with total capacity of 41 million m³/day.

There are still projects of new regasification stations in all Brazilian regions, and the stations located in the South have capacity to meet the consumption of this region of the country.

In the international market, the natural gas price has remained stable, indicating a balance between supply and demand.

In this scenario, the natural gas shortage risk can be considered low.

36.3    Capital management

The Company seeks to maintain a strong capital base to maintain the trust of investors, creditors and market and ensure the future development of the business. Management also strives to maintain a balance between the highest possible returns with more adequate levels of loans and the advantages and the assurance afforded by a healthy capital position. Thus, it maximizes the return for all interested parties in its operations, optimizing the balance of debts and equity.

For this, we have the example of utilization of third-party capital in the Company's activities and, at the same time, search for the extension of the debt profile and improvement of the Net Working Capital - CCL, in the operation carried out recently, described in Note 41.2.

The Company monitors capital by using an index represented by adjusted consolidated net debt divided by adjusted consolidated EBITDA (Earnings before interest, taxes, depreciation and amortization), for the last twelve months. Corporate goal established in strategic planning provides for maintenance of index below 3.5 while any expectation of failing to meet this target will prompt Management to take steps to correct its course by the end of each reporting period.

As of December 31, 2017, the index performed is shown below:

	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Loans and financing	3,759,505	4,046,293	4,077,060
Debentures	6,070,978	4,790,809	3,683,928
Ordinary financing of taxes with the federal tax authorities	-	-	193,739
Endorsement and securities	-	1,373,064	1,282,290
(-) Cash and cash equivalents	(1,040,075)	(982,073)	(1,480,727)
(-) Bonds and securities (current)	(1,341)	(136,649)	(294,514)
Collaterals and escrow accounts	-	-	2,000
(-) Bonds and securities - held for sale and held for trading (noncurrent)	(112,604)	(188,461)	(43,138)
(-) Collaterals and escrow accounts STN	(75,665)	(73,074)	(86,137)
Adjusted net debt	8,600,798	8,829,909	7,334,501
Net income	1,118,255	874,472	1,161,565
Equity in earnings of investees	(101,739)	-	(87,590)
Deferred IRPJ and CSLL	(105,257)	(69,632)	(165,794)
Provision for IRPJ and CSLL	379,943	589,322	698,023
Financial expenses (income), net	748,440	594,656	427,702
Depreciation and amortization	731,599	708,296	676,472
Adjusted ebitda	2,771,241	2,697,114	2,710,378
Adjusted net debt / Adjusted ebitda	3.10	3.27	2.71

36.3.1     The equity indebtedness is shown below:

Indebtedness	12.31.2017	12.31.2016 Restated	01.01.2016 Restated
Loans and financing	3,759,505	4,046,293	4,077,060
Debentures	6,070,978	4,790,809	3,683,928
(-) Cash and cash equivalents	1,040,075	982,073	1,480,727
(-) Bonds and securities (current)	1,341	136,649	294,514
Net debt	8,789,067	7,718,380	5,985,747
Equity	15,510,503	14,978,142	14,480,492
Equity indebtedness	0.57	0.52	0.41